Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 17,806	$ 25,839	$ 19,442
Foreign	14,666	6,008	4,803
Income before taxes on income	$ 32,472	$ 31,847	$ 24,245